April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares U.S. Equity Factor Rotation Active ETF | DYNF | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares U.S. Equity Factor Rotation Active ETF
(Formerly BlackRock U.S. Equity Factor Rotation ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communication Services — 12.9%
Alphabet Inc., Class A	2,565,151	$407,345,979
Alphabet Inc., Class C, NVS	1,644,297	264,550,944
AT&T Inc.	8,010,655	221,895,144
Comcast Corp., Class A	2,202,701	75,332,374
Meta Platforms Inc., Class A(a)	954,775	524,171,475
Netflix Inc.(b)	299,367	338,799,621
Spotify Technology SA(b)	349	214,279
T-Mobile U.S. Inc.	118,979	29,381,864
Verizon Communications Inc.	2,574,291	113,423,261
Walt Disney Co. (The)	173,310	15,762,545
		1,990,877,486
Consumer Discretionary — 10.1%
Amazon.com Inc.(b)	3,722,387	686,482,610
Booking Holdings Inc.	51,001	260,068,379
Coupang Inc.(b)	45	1,052
General Motors Co.	2,559,830	115,806,709
Hilton Worldwide Holdings Inc.	431,341	97,258,769
Home Depot Inc. (The)	368,449	132,822,180
Lennar Corp., Class A	95,163	10,335,653
Macy's Inc.	90	1,028
McDonald's Corp.	152	48,587
PulteGroup Inc.	21,329	2,187,929
Royal Caribbean Cruises Ltd.	189,567	40,739,844
Tesla Inc.(b)	668,581	188,646,815
TJX Companies Inc. (The)	205,204	26,405,651
		1,560,805,206
Consumer Staples — 7.3%
Altria Group Inc.	529,353	31,311,230
Coca-Cola Co. (The)	1,816,564	131,791,718
Costco Wholesale Corp.	411,629	409,365,041
Philip Morris International Inc.	334,039	57,240,923
Pilgrim's Pride Corp.	349	19,048
Procter & Gamble Co. (The)	2,154,123	350,195,776
Walmart Inc.	1,574,282	153,098,925
		1,133,022,661
Energy — 2.5%
Chevron Corp.	707,212	96,223,265
Exxon Mobil Corp.	2,815,976	297,451,545
Marathon Petroleum Corp.	349	47,956
Valero Energy Corp.	44	5,108
		393,727,874
Financials — 16.4%
Allstate Corp. (The)	129,149	25,621,870
American Express Co.	8	2,131
Arch Capital Group Ltd.	2,443	221,531
Bank of America Corp.	3,199,743	127,605,751
Berkshire Hathaway Inc., Class B(b)	478,876	255,360,627
Capital One Financial Corp.	1,835,992	330,955,918
Citigroup Inc.	3,240,893	221,612,263
Goldman Sachs Group Inc. (The)	129,982	71,171,644
Hartford Insurance Group Inc. (The)	2,810,277	344,736,680
JPMorgan Chase & Co.	1,981,016	484,596,134
Mastercard Inc., Class A	199,695	109,444,842
MetLife Inc.	44	3,316
Morgan Stanley	24	2,770
NU Holdings Ltd./Cayman Islands, Class A(b)	315	3,915
Progressive Corp. (The)	571,838	161,109,638
Travelers Companies Inc. (The)	914,812	241,629,294
Visa Inc., Class A	464,720	160,560,760
Security	Shares	Value
Financials (continued)
Wells Fargo & Co.	1,160	$82,372
Willis Towers Watson PLC	187	57,559
		2,534,779,015
Health Care — 8.0%
AbbVie Inc.	186,281	36,343,423
Abiomed Inc., CVR(c)	53	117
Boston Scientific Corp.(b)	1,440,655	148,200,180
Eli Lilly & Co.	70,796	63,642,064
Gilead Sciences Inc.	397,467	42,346,134
Intuitive Surgical Inc.(b)	202,078	104,231,832
Johnson & Johnson	2,906,221	454,271,405
Medtronic PLC	1,962,307	166,325,141
Merck & Co. Inc.	215,249	18,339,215
Pfizer Inc.	5,264,000	128,494,240
UnitedHealth Group Inc.	173,884	71,542,833
		1,233,736,584
Industrials — 5.2%
Automatic Data Processing Inc.	125,424	37,702,454
Caterpillar Inc.	404,138	124,987,759
Delta Air Lines Inc.	180,296	7,505,723
Eaton Corp. PLC	421,118	123,964,506
General Electric Co.	474,977	95,726,865
Honeywell International Inc.	48,368	10,181,464
PACCAR Inc.	5,132	462,958
Parker-Hannifin Corp.	282,220	170,760,033
RTX Corp.	793,893	100,133,724
Trane Technologies PLC	339,149	129,999,203
United Airlines Holdings Inc.(b)	104,276	7,176,274
United Parcel Service Inc., Class B	12,563	1,197,254
Waste Management Inc.	8	1,867
		809,800,084
Information Technology — 32.3%
Advanced Micro Devices Inc.(b)	96	9,346
Amphenol Corp., Class A	2,157,946	166,053,945
Apple Inc.	5,506,052	1,170,036,050
Applied Materials Inc.	781,559	117,788,757
AppLovin Corp., Class A(b)	1,047	281,967
Broadcom Inc.	1,357,081	261,197,380
Cisco Systems Inc.	12,299,445	710,046,960
Dell Technologies Inc., Class C	44	4,037
Hewlett Packard Enterprise Co.	287	4,655
International Business Machines Corp.	100,302	24,255,030
Intuit Inc.	8	5,020
Microsoft Corp.	2,822,663	1,115,685,777
Nutanix Inc., Class A(b)	90	6,183
Nvidia Corp.	8,987,240	978,890,181
Oracle Corp.	21,939	3,087,256
Palantir Technologies Inc., Class A(b)	363,997	43,111,805
Qualcomm Inc.	402,094	59,694,875
Salesforce Inc.	914,279	245,675,910
ServiceNow Inc.(b)	114,542	109,388,755
Snowflake Inc., Class A(b)	20	3,190
TE Connectivity PLC, NVS	64	9,368
		5,005,236,447
Materials — 0.1%
CRH PLC	192,112	18,331,327
Real Estate — 0.4%
Alexandria Real Estate Equities Inc.	375,752	27,302,140
Millrose Properties Inc., Class A(b)	935,537	23,425,847

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Equity Factor Rotation Active ETF
(Formerly BlackRock U.S. Equity Factor Rotation ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate (continued)
VICI Properties Inc., Class A	87,109	$2,789,230
		53,517,217
Utilities — 4.3%
Duke Energy Corp.	2,863,337	349,384,381
Exelon Corp.	1,047,648	49,134,691
NextEra Energy Inc.	829,647	55,486,791
NRG Energy Inc.	574,471	62,950,532
Southern Co. (The)	1,676,346	154,039,434
Vistra Corp.	349	45,241
		671,041,070
Total Long-Term Investments — 99.5% (Cost: $14,791,668,541)		15,404,874,971
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	187,439,232	187,514,207
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	67,470,000	$67,470,000
Total Short-Term Securities — 1.7% (Cost: $254,966,184)		254,984,207
Total Investments — 101.2% (Cost: $15,046,634,725)		15,659,859,178
Liabilities in Excess of Other Assets — (1.2)%		(182,407,368)
Net Assets — 100.0%		$15,477,451,810

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,360	$187,478,005 (a)	$—	$(14,178)	$18,020	$187,514,207	187,439,232	$27,604 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,940,000	—	(33,470,000)(a)	—	—	67,470,000	67,470,000	2,030,056	—
				$(14,178)	$18,020	$254,984,207		$2,057,660	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares U.S. Equity Factor Rotation Active ETF
(Formerly BlackRock U.S. Equity Factor Rotation ETF)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$15,404,874,854	$—	$117	$15,404,874,971
Short-Term Securities
Money Market Funds	254,984,207	—	—	254,984,207
	$15,659,859,061	$—	$117	$15,659,859,178

Portfolio Abbreviation
NVS	Non-Voting Shares